Acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Purchase price allocation
Goodwill		¥ 2,725,130	¥ 2,725,130	$ 373,341	¥ 2,725,130
Game Business
Purchase price allocation
Net assets acquired	¥ 333,830
Deferred tax liabilities	(40,491)
Goodwill	344,696
Total	800,000
Total purchase price comprised of:
Cash consideration	800,000
Game Business | Non-compete clause
Purchase price allocation
Intangible assets	¥ 111,000
Amortization Period	6 years
Game Business | Others
Purchase price allocation
Intangible assets	¥ 50,965
Amortization Period	5 years
Other acquisitions
Purchase price allocation
Net assets acquired		85,369
Deferred tax liabilities		(17,500)
Goodwill		42,131
Total		180,000
Total purchase price comprised of:
Cash consideration		150,000
Fair value of previously held equity interests		30,000
Total		¥ 180,000
Other acquisitions | Brand
Purchase price allocation
Amortization Period		5 years
Other acquisitions | Customer relationship
Purchase price allocation
Amortization Period		5 years
Other acquisitions | Non-compete clause
Purchase price allocation
Intangible assets		¥ 9,000
Amortization Period		6 years
Other acquisitions | Others
Purchase price allocation
Intangible assets		¥ 61,000
Other acquisitions | Others | Minimum
Purchase price allocation
Amortization Period		1 year
Other acquisitions | Others | Maximum
Purchase price allocation
Amortization Period		10 years